UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
March 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--60.4%	of Purchase (%)	Amount ($)	Value ($)
Federal Home Loan Bank
7/6/10	0.21	160,000,000	160,151,225
Federal Home Loan Mortgage Corp.
11/16/10	0.31	50,000,000 a	49,901,403
Federal National Mortgage Association:
4/21/10	0.25	150,000,000 a,b	149,976,511
8/11/10	0.21	50,000,000 a	49,961,500
Total U.S. Government Agencies
(cost $409,990,639)			409,990,639

U.S. Treasury Notes--7.4%
8/31/10
(cost $50,428,477)	0.30	50,000,000	50,428,477

Repurchase Agreements--32.1%
Banc of America Securities LLC
dated 3/31/10, due 4/1/10 in the amount of
$50,000,014 (fully collateralized by $50,442,100 U.S.
Treasury Notes, 1.125%-1.75%, due 8/15/12-12/15/12,
value $51,000,044)	0.01	50,000,000	50,000,000
Credit Agricole Securities (USA) Inc.
dated 3/31/10, due 4/1/10 in the amount of
$75,000,021 (fully collateralized by $12,000,000
Treasury Inflation Protected Securities, 0.625%, due
4/15/13, value $12,541,298, $5,575,000 U.S. Treasury
Bills, due 4/8/10-6/17/10, value $5,573,403,
$6,310,000 U.S. Treasury Bonds, 4.375%-7.875%, due
2/15/21-2/15/40, value $6,901,113 and $50,084,700
U.S. Treasury Notes, 0.875%-4.75%, due
2/28/11-3/31/17, value $51,484,270)	0.01	75,000,000	75,000,000
Deutsche Bank Securities Inc.
dated 3/31/10, due 4/1/10 in the amount of
$75,000,021 (fully collateralized by $95,331,900 U.S.
Treasury Strips, due 11/15/16, value $76,500,036)	0.01	75,000,000	75,000,000
Goldman, Sachs & Co.
dated 3/31/10, due 4/1/10 in the amount of
$18,000,000 (fully collateralized by $18,331,900 U.S.
Treasury Notes, 0.875%-1%, due 9/30/11-1/31/12, value
$18,360,005)	0.00	18,000,000	18,000,000
Total Repurchase Agreements
(cost $218,000,000)			218,000,000
Total Investments (cost $678,419,116)		99.9%	678,419,116
Cash and Receivables (Net)		.1%	493,416
Net Assets		100.0%	678,912,532

a On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b Variable rate security--interest rate subject to periodic change.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	678,419,116
Level 3 - Significant Unobservable Inputs	-
Total	678,419,116

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Repurchase Agreements:

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
March 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--12.2%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
0.56%, 4/6/10	25,000,000	25,000,000
Credit Industriel et Commercial (London)
0.35%, 5/10/10	50,000,000	50,000,270
Fortis Bank (Yankee)
0.23%, 5/10/10	40,000,000	40,000,000
Royal Bank of Scotland PLC (Yankee)
0.20%, 5/12/10	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $165,000,270)		165,000,270
Commercial Paper--34.7%
Abbey National North America LLC
0.10%, 4/1/10	60,000,000	60,000,000
Banco Bilbao Vizcaya Argentaria
0.32%, 4/15/10	15,000,000	14,998,133
Deutsche Bank Financial LLC
0.30%, 8/11/10	60,000,000	59,934,000
Fortis Funding LLC
0.22%, 4/29/10	20,000,000 a	19,996,578
General Electric Capital Corp.
0.30%, 8/5/10	50,000,000	49,947,500
ING (US) Funding LLC
0.20%, 5/7/10	40,000,000	39,992,000
Natixis US Finance Company LLC
0.28%, 5/6/10	60,000,000	59,983,958
NRW Bank
0.24% - 0.30%, 5/7/10 - 8/9/10	55,000,000	54,961,500
Societe Generale N.A. Inc.
0.24%, 4/7/10	50,000,000	49,998,000
UBS Finance Delaware Inc.
0.07%, 4/1/10	60,000,000	60,000,000
Total Commercial Paper
(cost $469,811,669)		469,811,669
Asset-Backed Commercial Paper--8.8%
Atlantis One Funding Corp.
0.12%, 4/1/10	60,000,000 a	60,000,000
Grampian Funding Ltd.
0.26%, 4/28/10 - 5/6/10	60,000,000 a	59,986,567
Total Asset-Backed Commercial Paper
(cost $119,986,567)		119,986,567
Short-Term Bank Note--4.8%
Bank of America N.A.
0.31%, 7/12/10
(cost $65,000,000)	65,000,000	65,000,000
U.S. Government Agency--14.7%

Federal National Mortgage Association
0.20%-0.25%, 4/21/10-7/12/10
(cost $199,948,178)	200,000,000 [b,c]	199,948,178
Time Deposits--17.7%
Branch Banking & Trust Co. (Grand Cayman)
0.03%, 4/1/10	60,000,000	60,000,000
Commerzbank AG (Grand Cayman)
0.03%, 4/1/10	60,000,000	60,000,000
Credit Agricole CIB (Grand Cayman)
0.12%, 4/1/10	60,000,000	60,000,000
KBC Bank N.V. (Grand Cayman)
0.10%, 4/1/10	60,000,000	60,000,000
Total Time Deposits
(cost $240,000,000)		240,000,000
Repurchase Agreement--7.1%
Barclays Capital
0.01%, dated 3/31/10, due 4/1/10 in the amount of
$96,000,027 (fully collateralized by $98,076,100 U.S.
Treasury Notes, 0%-1.38%, due 3/31/12-1/15/13, value
$97,920,026)
(cost $96,000,000)	96,000,000	96,000,000
Total Investments (cost $1,355,746,684)	100.0%	1,355,746,684
Cash and Receivables (Net)	.0%	198,477
Net Assets	100.0%	1,355,945,161

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $139,983,145 or 10.3% of net assets.

b

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

c	Variable rate security--interest rate subject to periodic change.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,355,746,684
Level 3 - Significant Unobservable Inputs	-
Total	1,355,746,684

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Repurchase Agreements:

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)